SUBSIDIARY PUBLIC ISSUERS - Condensed Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about consolidated structured entities [line items]
Revenue	$ 6,135	$ 5,352	$ 4,853
Net income attributable to unitholders	375	1,793	2,915
Brookfield Property Partners L.P.
Disclosure of information about consolidated structured entities [line items]
Revenue	0	0	0
Net income attributable to unitholders	138	671	1,085
BOP Split Corp.
Disclosure of information about consolidated structured entities [line items]
Revenue	0	0	0
Net income attributable to unitholders	(409)	94	986
Brookfield Office Properties (“BPO”)
Disclosure of information about consolidated structured entities [line items]
Revenue	197	201	447
Net income attributable to unitholders	(763)	416	2,153
Holding Entities
Disclosure of information about consolidated structured entities [line items]
Revenue	1,518	477	311
Net income attributable to unitholders	375	1,793	2,915
Additional holding entities and eliminations
Disclosure of information about consolidated structured entities [line items]
Revenue	0	0	0
Net income attributable to unitholders	17	0	0
Consolidating Adjustments
Disclosure of information about consolidated structured entities [line items]
Revenue	4,420	4,674	4,095
Net income attributable to unitholders	$ 1,017	$ (1,181)	$ (4,224)